GOFP6 03/22

SUPPLEMENT DATED MARCH 4, 2022

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH FUND LISTED BELOW

Franklin Liberty Investment Grade Corporate ETF

Franklin Dynamic Municipal Bond ETF

Franklin Liberty Federal Tax-Free Bond ETF

Franklin Liberty High Yield Corporate ETF

Franklin Liberty International Aggregate Bond ETF

Franklin Liberty Senior Loan ETF

Franklin Liberty U.S. Core Bond ETF

Franklin Liberty Ultra Short Bond ETF

(each a series of Franklin Templeton ETF Trust)

Franklin Liberty Short Duration U.S. Government ETF

(a series of Franklin ETF Trust)

In order to provide shareholders with additional detail on the existing investment processes for the Funds referenced above, the Funds’ prospectuses are amended as follows:

I. For Franklin Liberty Investment Grade Corporate ETF, the third to last paragraph in the “Fund Details – Principal Investment Policies and Practices” section of the prospectus is replaced with the following:

In choosing investments, the Fund’s investment manager selects securities in various market sectors based on the investment manager’s assessment of changing economic, market, industry and issuer conditions. The investment manager uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The Fund’s portfolio is constructed by taking into account the investment manager’s desired duration and yield curve exposure, total return potential, as well as the appropriate diversification and risk profile at the issue, company and industry level. The investment manager may utilize quantitative models to identify investment opportunities as part of the portfolio construction process for the Fund. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities. Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on an issuer, which the investment manager believes provide a measure of the issuer’s sustainability. In analyzing ESG factors, the investment manager assesses whether an issuer’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in a security. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

II. For Franklin Dynamic Municipal Bond ETF the third to last paragraph, and for Franklin Liberty Federal Tax-Free Bond ETF the second to last paragraph, in the “Fund Details – Principal Investment Policies and Practices” sections of the prospectus are replaced with the following:

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on an issuer, which the investment manager believes provide a measure of the issuer’s sustainability. In analyzing ESG factors, the investment manager assesses whether an issuer’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in a security. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

III. For Franklin Liberty High Yield Corporate ETF, the fourth to the last paragraph in the “Fund Details – Principal Investment Policies and Practices” section of the prospectus is replaced with the following:

The Fund’s investment manager is a research driven, fundamental investor that relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate issuers. As a “bottom-up” investor, the investment manager focuses primarily on individual securities. The investment manager also considers sectors when choosing investments. Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on an issuer, which the investment manager believes provide a measure of the issuer’s sustainability. In analyzing ESG factors, the investment manager assesses whether an issuer’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in a security. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

IV. For Franklin Liberty International Aggregate Bond ETF, the third to the last paragraph in the “Fund Details – Principal Investment Policies and Practices” section of the prospectus is replaced with the following:

The investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. The investment manager may utilize quantitative models to identify investment opportunities as part of the portfolio construction process for the Fund. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities. Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on an issuer, which the investment manager believes provide a measure of the issuer’s sustainability. In analyzing ESG factors, the investment manager assesses whether an issuer’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in a security. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

V. For Franklin Liberty Senior Loan ETF, the second to the last paragraph in the “Fund Details – Principal Investment Policies and Practices – Portfolio Selection” section of the prospectus is replaced with the following:

In addition, the investment manager considers other factors it believes are appropriate to the analysis of the borrower and the corporate loan. Such factors may include financial ratios of the borrower, such as the interest coverage ratio and leverage ratio. The investment manager also considers the nature of the industry in which the borrower is engaged, the nature of the borrower’s assets and the general quality of the borrower, including the quality of the management and other personnel. The investment manager considers developing political, diplomatic, legal, regulatory and operational impacts on the nature of the industry and economy in which the borrower is engaged. Particularly, with respect to foreign borrowers and U.S. subsidiaries of foreign borrowers, the investment manager considers the nature of the foreign countries, economies and markets in which the foreign borrower is located and operates. These factors are extremely difficult to predict. Consequently, the investment manager may be unable to assess effectively any adverse impact on the creditworthiness of borrowers arising from such factors. Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on an issuer, which the investment manager believes provide a measure of the issuer’s sustainability. In analyzing ESG factors, the investment manager assesses whether an issuer’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in a security. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

VI. For Franklin Liberty U.S. Core Bond ETF and Franklin Liberty Ultra Short Bond ETF, the second to the last paragraph in the “Fund Details – Principal Investment Policies and Practices” section of the prospectus is replaced with the following:

In choosing investments for the Fund, the investment manager selects securities in various market sectors based on its assessment of changing economic, market, industry and issuer conditions. The investment manager uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The investment manager may utilize quantitative models to identify investment opportunities as part of the portfolio construction process for the Fund. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the investment manager believes another security is a more attractive investment opportunity. Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on an issuer, which the investment manager believes provide a measure of the issuer’s sustainability. In analyzing ESG factors, the investment manager assesses whether an issuer’s practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in a security. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time; and not every ESG factor may be identified or evaluated.

VII. For Franklin Liberty Short Duration U.S. Government ETF, the following is added to the “Fund Details – Principal Investment Policies and Practices” section of the prospectus:

In making investment decisions, the investment manager may assess the potential impacts of applicable social and/or governance factors on an issuer, including with respect to lending practices. The investment manager may not always have the ability to consider such factors depending on the availability of appropriate investments for the Fund. When such factors are considered, these factors are only one component of the investment manager’s assessment of eligible investments and may not be a determinative factor in the investment manager’s final decision on whether to invest in an investment.

VIII. For all Funds except Franklin Liberty Short Duration U.S. Government ETF, the following is added after the “Fund Details – Principal Risks – Management” section of the prospectus:

Environmental, Social and Governance (ESG) Considerations Risk

The investment manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The investment manager’s assessment of an issuer may differ from that of investors, third party service providers, such as ratings providers, and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data being reported by issuers and/or third-party research providers to evaluate ESG factors. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.

IX. For Franklin Liberty Short Duration U.S. Government ETF, the following is added after the “Fund Details – Principal Risks – Management” section of the prospectus:

Social and Governance Considerations Risk

Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able give such considerations meaningful weight if the availability of appropriate securities for the Fund’s portfolio is limited. Not every social/governance consideration may be identified or evaluated for every investment and the investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

Please keep this supplement with your prospectus for future reference.